Leases (Details) - Schedule of operating leases - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Operating Leases Abstract
Right-of-use assets, net	¥ 7,213	$ 1,046
Operating lease liabilities - current	784	114
Operating lease liabilities - non-current	6,515	945
Total operating lease liabilities	¥ 7,299	$ 1,059